Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000143970 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143970 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143970 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143970 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143970 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143970 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143970 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143970 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143970 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143970 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000143971 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143971 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143971 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143971 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143971 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143971 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143971 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143971 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000143971 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000143971 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000130168 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130168 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130168 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000130168 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130168 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130168 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130168 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130168 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000130168 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130168 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000190443 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190443 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190443 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190443 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190443 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190443 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190443 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190443 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190443 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000190443 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000024613 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024613 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000024613 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024613 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024613 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024613 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024613 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000024613 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000024613 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000024613 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.60%